Business Combinations, Discontinued Operations, Sale of Other Disposal Groups and Selected Financial Information by Reportable Segment and Line of Business - Additional Information (Detail)
T in Thousands, € in Millions, MT in Millions, $ in Millions
										1 Months Ended			6 Months Ended	12 Months Ended
	Nov. 26, 2019 USD ($)	Jun. 28, 2019 USD ($)	Jun. 28, 2019 EUR (€)	Mar. 29, 2019 USD ($) MT	Sep. 27, 2018 USD ($)	Apr. 28, 2017 USD ($)	Feb. 01, 2017 USD ($)	Jan. 09, 2017 shares	Sep. 12, 2016 USD ($) T	May 31, 2019 USD ($)	May 31, 2019 EUR (€)	Jan. 31, 2017 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 USD ($)		Aug. 31, 2018 USD ($)	Jan. 01, 2018 USD ($)	[1]	Jan. 01, 2017 USD ($)
Disclosure of operating segments [line items]
Ownership percentage				37.80%			39.50%
Goodwill														$ 9,562.0	$ 9,948.0	$ 9,957.0	$ 9,912.0
Gain (loss) on sale of business															32.0
Sale of Assets Disposal Group				$ 387.0
Current liabilities														5,409.0			4,795.0	[1]		$ 5,906.0		$ 4,296.0
Procon Readymix Ltd [member]
Disclosure of operating segments [line items]
Consideration transferred																			$ 22.0
Net assets acquired														10.0
Goodwill														12.0
Cimentos Vencemos Do Amazonas Ltda [Member]
Disclosure of operating segments [line items]
Proceeds from divestiture					$ 31.0
Gain (loss) on sale of business					$ 12.0
Heidelberg Cement Group [member]
Disclosure of operating segments [line items]
Goodwill													$ 73.0
Proceeds from divestiture													150.0
Gain (loss) on sale of business													$ 22.0
Cemex [Member]
Disclosure of operating segments [line items]
Goodwill		$ 8.0
Proceeds from divestiture		36.2	€ 31.8
Gain (loss) on sale of business		$ 17.0		$ 66.0
Gunter Papenburg [Member]
Disclosure of operating segments [line items]
Proceeds from divestiture										$ 97.0	€ 87.0
Gain (loss) on sale of business										$ 59.0
Concrete Reinforced Pipe Manufacturing Business [member]
Disclosure of operating segments [line items]
Proceeds from divestiture												$ 500.0
Contingent consideration on divestiture																						$ 40.0
Breedon Group Plc [Member]
Disclosure of operating segments [line items]
Goodwill														49.0
Gain (loss) on sale of business														235.0
Current liabilities														31.0
Kosoms [Member]
Disclosure of operating segments [line items]
Additional ownership percentage acquired	75.00%
Goodwill	$ 291.0
Proceeds from divestiture	499.0
Gain (loss) on sale of business	$ 665.0
Caribbean TCL [member]
Disclosure of operating segments [line items]
Goodwill														100.0			104.0
United States [member]
Disclosure of operating segments [line items]
Goodwill														$ 7,469.0			$ 7,760.0
United States [member] | Concrete Reinforced Pipe Manufacturing Business [member]
Disclosure of operating segments [line items]
Goodwill												260.0
Gain (loss) on sale of business												$ 148.0
Estonia
Disclosure of operating segments [line items]
Annual production capacity of cement plant sold | MT				1.8
Trinidad Cement Limited [member]
Disclosure of operating segments [line items]
Fair value of assets acquired							$ 531.0
Debt assumed							113.0
Gain on Financial income and other items, net							$ 32.0
Trinidad Cement Limited [member] | The Offer [member]
Disclosure of operating segments [line items]
Ownership percentage							69.80%
Consideration transferred							$ 86.0
Trinidad Cement Limited [member] | Caribbean TCL [member]
Disclosure of operating segments [line items]
Ownership percentage																39.50%
Trinidad Cement Limited [member] | Caribbean TCL [member] | The Offer [member]
Disclosure of operating segments [line items]
Option to acquire, number of shares | shares								132,616,942
Additional ownership percentage acquired								30.20%
Schwenk [Member]
Disclosure of operating segments [line items]
Annual production capacity of cement plant sold | MT				1.7
Eagle Materials Inc [member]
Disclosure of operating segments [line items]
Goodwill															211.0
Proceeds from divestiture									$ 400.0
Gain (loss) on sale of business															$ 188.0
Annual production capacity of cement plant sold | T									730
Cementos Espaoles de Bombeo, S. de R.L. [member]
Disclosure of operating segments [line items]
Proceeds from divestiture						$ 88.0
Fixed assets sold						$ 16.0
Lease term of facilities						10 years
Aggregate initial amount of lease						$ 71.0
Contingent revenue						$ 30.0
Cimsa Cimento Sanayi Ve Ticaret AS [Member]
Disclosure of operating segments [line items]
Proceeds from divestiture				$ 180.0

[1]	The Company’s comparative financial statements were re-presented, see note 2.1 for a description of main changes.